Other liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other liabilities
Schedule of other liabilities

DKK thousand	2017	2016
Severance payment	896	3,854
Employee benefits	28,165	20,431
Royalty payable to third party	2,917	25,222
Interest payable on royalty bond	4,295	9,753
Other payables	7,335	5,190

Total other liabilities	43,608	64,450